CASH AND CASH EQUIVALENTS (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 24,209	$ 6,275
Short-term deposits	3,118	8,956
Cash and cash equivalents	$ 27,327	$ 15,231